Legal proceedings (Details 2) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	$ 6,929	$ 5,995
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	1,443	1,274
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	349	292
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	1,172	1,050
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	$ 9,893	$ 8,611